Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss) income	$ (148.7)	$ (1,520.0)	$ 48.0
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	246.9	227.1	164.8
Goodwill impairment charges	0	440.5	0
Long-lived asset impairment charges	20.0	381.7	0
Investment impairments	3.6	78.9	0
Stock-based compensation	31.7	43.9	51.6
Deferred revenue recognized	(73.8)	(67.9)	(13.1)
Provision (benefit) for deferred taxes	10.5	60.0	(44.7)
Loss on supplier contracts	0	77.9	0
Change in contingent consideration for acquisitions	13.3	(25.2)	(3.0)
Other	12.9	6.0	(17.4)
Changes in operating assets and liabilities (net of effects from acquisitions)
Accounts receivable	(19.6)	73.6	(117.2)
Inventories	94.8	(108.2)	(65.0)
Solar energy systems held for sale and development	(72.4)	(167.5)	(158.5)
Income taxes receivable and payable	8.7	(16.5)	81.4
Prepaid and other current assets	5.6	27.8	(179.0)
Non solar energy system deferred revenue and customer deposits	(33.9)	109.5	48.4
Accounts payable and accrued liabilities	(343.7)	226.2	443.3
Deferred revenue for solar energy systems	121.5	123.4	78.8
Pension and post-employment liabilities	1.8	11.0	2.4
Other	(142.7)	2.5	26.8
Net cash (used in) provided by operating activities	(263.5)	(15.3)	347.6
Cash flows from investing activities:
Capital expenditures	(139.0)	(452.5)	(352.0)
Construction of solar energy systems	(346.9)	(598.1)	(280.1)
Cash payments for acquisitions, net of cash acquired	0	(164.0)	(73.5)
Proceeds from sale and maturities of investments	0	0	185.0
Proceeds from equity method investments	5.8	95.7	85.3
Purchases of cost and equity method investments	(47.8)	(50.4)	(18.8)
Cash received from net investment hedge	0	0	17.6
Receipts from (payments to) vendors for refundable deposits on long-term agreements and loans	8.6	(14.5)	(85.0)
Change in restricted cash	6.7	(123.8)	(1.8)
Proceeds from sale of property, plant and equipment	0	43.9	0
Other	0.1	0.8	1.5
Net cash used in investing activities	(512.5)	(1,262.9)	(521.8)
Cash flows from financing activities:
Proceeds from Issuance of Long-term Debt	196.0	550.0	0
Proceeds from solar energy system financing and capital lease obligations	904.2	1,071.2	364.4
Repayments of solar energy system financing and capital lease obligations	(246.2)	(266.5)	(61.1)
Net repayments of customer deposits related to long-term supply agreements	(24.4)	(57.7)	(31.3)
Principal payments on long-term debt	(3.6)	(3.7)	(4.8)
Cash paid for contingent consideration	(69.2)	(50.2)	0
Receipts from (purchases of) noncontrolling interest	50.8	(49.0)	(8.3)
Common stock repurchases	(0.5)	(3.6)	(2.9)
Debt financing fees	(42.3)	(39.8)	(12.8)
Net cash provided by (used in) financing activities	764.8	1,150.7	243.2
Effect of exchange rate changes on cash and cash equivalents	(2.0)	6.0	5.6
Net (decrease) increase in cash and cash equivalents	(13.2)	(121.5)	74.6
Cash and cash equivalents at beginning of period	585.8	707.3	632.7
Cash and cash equivalents at end of period	$ 572.6	$ 585.8	$ 707.3